Fees Summary	Apr. 13, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 1,973,608,185.00
Previously Paid Amount	0.00
Total Fee Amount	272,555.29
Total Offset Amount	0.00
Net Fee	272,555.29
Narrative - Max Aggregate Offering Price	$ 1,973,608,185.00
Narrative - Max Aggregate Offering Amount | shares	1,986,450,000
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true